Debt Obligation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long term debt	[1]	$ 5,539,803	$ 5,381,163
Unamortized debt premiums and discounts		(34,884)	(40,643)
Debt, net of unamortized costs		5,504,919	5,340,520
Debt, net of unamortized costs - current		377,898	380,207
Debt, net of unamortized costs - non-current		5,127,021	4,960,313
Amount due within one year		377,898	380,207
Amounts due beyond one year		5,127,021	4,960,313
TL Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt		$ 1,367,858	$ 1,062,858
Weighted average variable interest rate		5.78%	1.60%
Final Maturity		Aug. 31, 2027
TL 2019 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 127,293	$ 138,578
Weighted average variable interest rate		3.50%	3.50%
Final Maturity		Dec. 31, 2026
TL 2021-1 Term loan
Debt Instrument [Line Items]
Long term debt		$ 60,314	$ 65,804
Weighted average variable interest rate		2.65%	2.65%
Final Maturity		Feb. 29, 2028
TL 2021-2 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 192,202	$ 206,635
Weighted average variable interest rate		2.90%	2.90%
Final Maturity		Oct. 31, 2028
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Long term debt	[2]	$ 1,239,440	$ 1,073,741
Weighted average variable interest rate	[2]	6.00%	1.75%
Final Maturity	[2]	Nov. 30, 2028
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 332,413	$ 388,194
Weighted average variable interest rate		3.06%	3.07%
Final Maturity		Aug. 31, 2045
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 476,279	$ 535,690
Weighted average variable interest rate		2.26%	2.26%
Final Maturity		Sep. 30, 2045
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 175,750	$ 195,861
Weighted average variable interest rate		2.15%	2.15%
Final Maturity		Sep. 30, 2045
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 467,881	$ 513,333
Weighted average variable interest rate		1.72%	1.72%
Final Maturity		Feb. 28, 2046
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 564,373	$ 616,469
Weighted average variable interest rate		2.27%	2.27%
Final Maturity		Apr. 30, 2046
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 536,000	$ 584,000
Weighted average variable interest rate		1.98%	1.98%
Final Maturity		Aug. 31, 2046

[1]	The fair value of total debt based on the borrowing rates available to the Company was approximately $5,107,874 and $5,320,366 at December 31, 2022 and 2021, respectively, and was measured using Level 2 inputs.
[2]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.